Share-Based Compensation - Summary of Expense from Share-Based Payment Transactions with Employees Related to Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 10,011	$ 4,563
Cost of goods sold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	1,984	2,958
Selling, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	11,749	17,743
Deferred Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense	$ 13,733	$ 20,701